Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000096645
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 18,012	$ 17,816	$ 18,208	$ 16,847	$ 17,006	$ 16,222	$ 17,562	$ 16,857	$ 16,179	$ 16,449	$ 14,970	$ 13,956	$ 14,723	$ 15,637	$ 16,157	$ 15,716	$ 14,340	$ 14,602	$ 14,855	$ 15,264	$ 15,490	$ 14,356	$ 14,888	$ 14,500	$ 13,480	$ 14,689	$ 15,170	$ 13,899	$ 15,102	$ 15,395	$ 17,049	$ 17,038	$ 17,038	$ 19,414	$ 18,650	$ 19,576	$ 18,579	$ 19,368	$ 18,886	$ 18,924	$ 18,150	$ 18,579	$ 18,197	$ 18,386	$ 17,715	$ 17,238	$ 15,968	$ 14,140	$ 13,781	$ 14,079	$ 13,361	$ 12,671	$ 12,312	$ 11,127	$ 9,729	$ 12,336	$ 13,375	$ 13,540	$ 13,295	$ 12,836	$ 12,544	$ 12,501	$ 13,101	$ 12,978	$ 12,166	$ 13,120	$ 12,723	$ 12,917	$ 12,393	$ 11,202	$ 12,746	$ 12,446	$ 14,218	$ 14,477	$ 13,714	$ 13,583	$ 13,448	$ 12,808	$ 12,889	$ 12,816	$ 13,536	$ 12,943	$ 12,875	$ 12,458	$ 12,384	$ 11,882	$ 11,793	$ 11,638	$ 11,288	$ 11,387	$ 11,280	$ 11,217	$ 10,966	$ 10,715	$ 10,619	$ 9,796	$ 10,250	$ 10,188	$ 10,206	$ 9,545	$ 9,759	$ 9,667	$ 9,523	$ 8,763	$ 8,910	$ 9,870	$ 10,399	$ 10,218	$ 9,818	$ 10,444	$ 11,265	$ 11,070	$ 11,084	$ 10,614	$ 11,105	$ 10,757	$ 9,905	$ 10,124	$ 9,910	$ 9,821	$ 9,425
C000096647
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,727	17,545	17,936	16,603	16,770	16,009	17,343	16,658	15,995	16,281	14,821	13,827	14,600	15,511	16,036	15,614	14,255	14,517	14,779	15,200	15,428	14,310	14,850	14,472	13,463	14,679	15,173	13,902	15,118	15,427	17,089	17,089	17,103	19,500	18,744	19,683	18,696	19,503	19,027	19,075	18,311	18,756	18,377	18,582	17,913	17,444	16,168	14,326	13,971	14,278	13,561	12,869	12,514	11,316	9,902	12,562	13,628	13,802	13,561	13,104	12,815	12,779	13,399	13,279	12,460	13,441	13,044	13,248	12,725	11,509	13,102	12,801	14,632	14,909	14,133	14,006	13,874	13,225	13,314	13,248	14,001	13,399	13,334	12,914	12,847	12,333	12,248	12,096	11,738	11,850	11,747	11,689	11,430	11,179	11,085	10,231	10,714	10,652	10,683	9,994	10,227	10,137	9,990	9,203	9,359	10,374	10,938	10,754	10,337	11,001	11,874	11,678	11,699	11,210	11,736	11,373	10,479	10,721	10,501	10,413	10,000
C000148204
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,712	19,495	19,913	18,417	18,585	17,725	19,182	18,406	17,658	17,954	16,334	15,215	16,057	17,042	17,607	17,120	15,619	15,896	16,168	16,610	16,843	15,608	16,180	15,761	14,647	15,954	16,467	15,082	16,384	16,699	18,486	18,475	18,470	21,035	20,202	21,201	20,113	20,961	20,437	20,467	19,628	20,088	19,668	19,868	19,139	18,615	17,237	15,260	14,871	15,186	14,407	13,663	13,269	11,991	10,483	13,289	14,402	14,572	14,307	13,808	13,493	13,443	14,082	13,948	13,074	14,092	13,663	13,863	13,304	12,021	13,677	13,350	15,246	15,520	14,694	14,547	14,400	13,714	13,796	13,714	14,482	13,845	13,769	13,322	13,240	12,700	12,602	12,434	12,058	12,164	12,047	11,976	11,702	11,436	11,330	10,450	10,935	10,861	10,880	10,172	10,403	10,297	10,141	9,330	9,479	10,497	11,061	10,862	10,437	11,102	11,976	11,769	11,784	11,282	11,803	11,430	10,526	10,755	10,525	10,423	10,000
C000096648
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 19,600	19,382	19,803	18,315	18,486	17,633	19,083	18,315	17,569	17,862	16,257	15,146	15,982	16,965	17,526	17,045	15,553	15,828	16,103	16,542	16,780	15,548	16,121	15,704	14,592	15,894	16,416	15,035	16,332	16,648	18,434	18,418	18,413	20,974	20,147	21,143	20,061	20,908	20,382	20,415	19,582	20,037	19,620	19,822	19,094	18,577	17,203	15,230	14,837	15,158	14,383	13,640	13,248	11,970	10,466	13,267	14,383	14,550	14,287	13,789	13,473	13,425	14,067	13,933	13,056	14,076	13,645	13,851	13,291	12,013	13,664	13,340	15,234	15,511	14,686	14,544	14,398	13,707	13,790	13,711	14,477	13,841	13,764	13,321	13,238	12,700	12,601	12,431	12,056	12,162	12,045	11,973	11,700	11,435	11,329	10,447	10,932	10,860	10,879	10,170	10,401	10,299	10,144	9,330	9,485	10,504	11,065	10,868	10,443	11,108	11,977	11,769	11,780	11,279	11,798	11,423	10,518	10,747	10,520	10,421	10,000
C000096644
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,964,005	1,942,498	1,984,464	1,835,485	1,852,271	1,766,765	1,912,072	1,834,960	1,760,470	1,789,847	1,628,682	1,517,813	1,601,095	1,699,472	1,755,687	1,707,800	1,557,892	1,585,479	1,612,546	1,656,790	1,680,733	1,557,372	1,614,783	1,572,767	1,461,760	1,591,960	1,643,832	1,505,852	1,636,051	1,667,693	1,846,134	1,843,540	1,843,540	2,099,789	2,016,825	2,116,416	2,007,857	2,092,816	2,040,425	2,044,201	1,960,186	2,005,970	1,964,434	1,984,730	1,912,043	1,859,652	1,722,302	1,525,009	1,485,833	1,517,457	1,440,050	1,365,475	1,326,300	1,198,390	1,047,824	1,328,188	1,440,050	1,457,042	1,430,610	1,380,579	1,348,956	1,344,236	1,408,427	1,394,739	1,307,420	1,409,371	1,366,419	1,386,715	1,330,548	1,202,638	1,367,856	1,335,474	1,525,086	1,552,786	1,470,465	1,456,030	1,441,594	1,372,538	1,380,731	1,372,538	1,449,787	1,385,803	1,378,161	1,333,596	1,325,357	1,271,429	1,261,692	1,244,839	1,207,389	1,217,875	1,205,891	1,198,776	1,171,812	1,144,847	1,134,361	1,045,979	1,094,664	1,087,549	1,089,421	1,018,266	1,041,111	1,030,999	1,015,270	934,004	949,358	1,051,222	1,107,481	1,088,014	1,045,187	1,111,374	1,198,443	1,177,561	1,178,623	1,128,363	1,180,392	1,142,875	1,052,266	1,075,272	1,052,449	1,042,338	1,000,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,561	23,927	23,834	23,583	22,969	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,580	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,561	23,927	23,834	23,583	22,969	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,580	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,561	23,927	23,834	23,583	22,969	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,580	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,432	32,754	32,056	31,471	30,526	29,149	30,491	29,538	28,021	27,714	26,318	24,073	24,729	25,966	26,477	25,561	23,927	23,834	23,583	22,969	23,518	22,003	23,371	22,212	20,528	22,627	23,504	21,488	23,450	23,481	25,796	24,986	25,631	27,234	26,202	26,607	24,921	26,092	25,369	24,947	24,346	24,236	23,048	22,250	21,576	21,672	20,739	18,490	18,898	19,612	18,287	17,304	16,918	16,059	14,181	16,442	17,908	17,928	17,424	16,786	16,433	16,149	16,485	16,244	15,178	16,228	15,605	15,380	14,858	13,683	15,087	14,791	15,967	15,940	15,400	14,905	14,808	14,402	14,347	14,641	15,201	14,440	14,297	13,876	13,580	13,256	13,231	12,986	12,870	12,739	12,606	12,597	12,145	11,921	11,693	11,192	11,440	11,422	11,393	10,958	10,935	10,743	10,677	9,975	9,978	10,574	10,796	10,736	9,951	10,249	10,908	10,728	10,911	10,762	10,713	10,824	10,231	10,524	10,524	10,275	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,343,179	3,275,424	3,205,641	3,147,139	3,052,637	2,914,916	3,049,081	2,953,799	2,802,119	2,771,404	2,631,808	2,407,329	2,472,882	2,596,568	2,647,678	2,556,052	2,392,668	2,383,395	2,358,269	2,296,853	2,351,822	2,200,283	2,337,130	2,221,192	2,052,846	2,262,661	2,350,375	2,148,781	2,344,957	2,348,105	2,579,605	2,498,561	2,563,124	2,723,356	2,620,177	2,660,676	2,492,146	2,609,216	2,536,870	2,494,683	2,434,647	2,423,583	2,304,774	2,225,023	2,157,583	2,167,223	2,073,921	1,848,986	1,889,773	1,961,182	1,828,703	1,730,443	1,691,766	1,605,886	1,418,076	1,644,180	1,790,798	1,792,756	1,742,445	1,678,637	1,643,263	1,614,920	1,648,526	1,624,380	1,517,776	1,622,790	1,560,477	1,538,019	1,485,766	1,368,318	1,508,735	1,479,110	1,596,678	1,594,039	1,539,959	1,490,496	1,480,812	1,440,156	1,434,703	1,464,093	1,520,124	1,444,009	1,429,719	1,387,585	1,357,952	1,325,623	1,323,074	1,298,589	1,286,975	1,273,938	1,260,576	1,259,719	1,214,548	1,192,110	1,169,293	1,119,206	1,143,956	1,142,161	1,139,255	1,095,767	1,093,518	1,074,298	1,067,681	997,454	997,775	1,057,441	1,079,600	1,073,648	995,053	1,024,919	1,090,768	1,072,825	1,091,079	1,076,194	1,071,348	1,082,351	1,023,112	1,052,402	1,052,414	1,027,513	1,000,000
DWS Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 23,560	23,251	23,511	21,732	21,769	20,662	22,386	21,777	20,141	20,808	18,583	17,032	18,456	19,759	20,844	19,913	18,388	18,385	18,601	19,072	19,281	17,536	18,739	18,439	16,840	18,505	18,681	16,800	17,908	18,253	20,806	20,711	20,621	23,813	23,708	24,925	23,810	24,759	24,317	25,236	24,106	24,815	24,285	25,074	24,273	23,156	21,177	18,002	17,867	18,258	17,246	16,673	16,056	14,670	12,768	15,782	17,010	17,200	16,814	15,880	15,440	15,568	16,270	16,113	14,960	16,159	15,682	15,897	14,933	13,387	15,158	14,924	17,086	17,496	16,470	16,192	16,066	15,115	15,100	14,899	15,336	14,761	14,744	14,332	14,113	13,385	13,400	13,287	12,845	12,963	12,729	12,580	12,278	12,082	11,920	10,941	11,666	11,500	11,379	10,681	10,730	10,449	10,346	9,609	9,678	10,854	11,397	10,995	10,404	11,106	12,016	11,968	11,809	11,390	11,736	11,529	10,755	11,006	10,689	10,620	10,000
DWS Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 23,560	23,251	23,511	21,732	21,769	20,662	22,386	21,777	20,141	20,808	18,583	17,032	18,456	19,759	20,844	19,913	18,388	18,385	18,601	19,072	19,281	17,536	18,739	18,439	16,840	18,505	18,681	16,800	17,908	18,253	20,806	20,711	20,621	23,813	23,708	24,925	23,810	24,759	24,317	25,236	24,106	24,815	24,285	25,074	24,273	23,156	21,177	18,002	17,867	18,258	17,246	16,673	16,056	14,670	12,768	15,782	17,010	17,200	16,814	15,880	15,440	15,568	16,270	16,113	14,960	16,159	15,682	15,897	14,933	13,387	15,158	14,924	17,086	17,496	16,470	16,192	16,066	15,115	15,100	14,899	15,336	14,761	14,744	14,332	14,113	13,385	13,400	13,287	12,845	12,963	12,729	12,580	12,278	12,082	11,920	10,941	11,666	11,500	11,379	10,681	10,730	10,449	10,346	9,609	9,678	10,854	11,397	10,995	10,404	11,106	12,016	11,968	11,809	11,390	11,736	11,529	10,755	11,006	10,689	10,620	10,000
DWS Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 23,560	23,251	23,511	21,732	21,769	20,662	22,386	21,777	20,141	20,808	18,583	17,032	18,456	19,759	20,844	19,913	18,388	18,385	18,601	19,072	19,281	17,536	18,739	18,439	16,840	18,505	18,681	16,800	17,908	18,253	20,806	20,711	20,621	23,813	23,708	24,925	23,810	24,759	24,317	25,236	24,106	24,815	24,285	25,074	24,273	23,156	21,177	18,002	17,867	18,258	17,246	16,673	16,056	14,670	12,768	15,782	17,010	17,200	16,814	15,880	15,440	15,568	16,270	16,113	14,960	16,159	15,682	15,897	14,933	13,387	15,158	14,924	17,086	17,496	16,470	16,192	16,066	15,115	15,100	14,899	15,336	14,761	14,744	14,332	14,113	13,385	13,400	13,287	12,845	12,963	12,729	12,580	12,278	12,082	11,920	10,941	11,666	11,500	11,379	10,681	10,730	10,449	10,346	9,609	9,678	10,854	11,397	10,995	10,404	11,106	12,016	11,968	11,809	11,390	11,736	11,529	10,755	11,006	10,689	10,620	10,000
DWS Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 23,560	23,251	23,511	21,732	21,769	20,662	22,386	21,777	20,141	20,808	18,583	17,032	18,456	19,759	20,844	19,913	18,388	18,385	18,601	19,072	19,281	17,536	18,739	18,439	16,840	18,505	18,681	16,800	17,908	18,253	20,806	20,711	20,621	23,813	23,708	24,925	23,810	24,759	24,317	25,236	24,106	24,815	24,285	25,074	24,273	23,156	21,177	18,002	17,867	18,258	17,246	16,673	16,056	14,670	12,768	15,782	17,010	17,200	16,814	15,880	15,440	15,568	16,270	16,113	14,960	16,159	15,682	15,897	14,933	13,387	15,158	14,924	17,086	17,496	16,470	16,192	16,066	15,115	15,100	14,899	15,336	14,761	14,744	14,332	14,113	13,385	13,400	13,287	12,845	12,963	12,729	12,580	12,278	12,082	11,920	10,941	11,666	11,500	11,379	10,681	10,730	10,449	10,346	9,609	9,678	10,854	11,397	10,995	10,404	11,106	12,016	11,968	11,809	11,390	11,736	11,529	10,755	11,006	10,689	10,620	10,000
DWS Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 2,356,004	$ 2,325,103	$ 2,351,136	$ 2,173,233	$ 2,176,861	$ 2,066,213	$ 2,238,581	$ 2,177,681	$ 2,014,086	$ 2,080,817	$ 1,858,287	$ 1,703,228	$ 1,845,560	$ 1,975,891	$ 2,084,395	$ 1,991,296	$ 1,838,831	$ 1,838,500	$ 1,860,111	$ 1,907,169	$ 1,928,055	$ 1,753,619	$ 1,873,906	$ 1,843,883	$ 1,684,032	$ 1,850,504	$ 1,868,062	$ 1,679,969	$ 1,790,829	$ 1,825,298	$ 2,080,569	$ 2,071,100	$ 2,062,103	$ 2,381,260	$ 2,370,754	$ 2,492,486	$ 2,380,995	$ 2,475,925	$ 2,431,730	$ 2,523,646	$ 2,410,590	$ 2,481,460	$ 2,428,510	$ 2,507,407	$ 2,427,264	$ 2,315,618	$ 2,117,679	$ 1,800,235	$ 1,786,659	$ 1,825,780	$ 1,724,610	$ 1,667,313	$ 1,605,611	$ 1,466,984	$ 1,276,811	$ 1,578,209	$ 1,701,020	$ 1,719,957	$ 1,681,427	$ 1,587,962	$ 1,544,026	$ 1,556,804	$ 1,627,014	$ 1,611,266	$ 1,496,039	$ 1,615,926	$ 1,568,172	$ 1,589,686	$ 1,493,253	$ 1,338,661	$ 1,515,777	$ 1,492,431	$ 1,708,636	$ 1,749,582	$ 1,647,041	$ 1,619,204	$ 1,606,633	$ 1,511,469	$ 1,509,991	$ 1,489,927	$ 1,533,591	$ 1,476,052	$ 1,474,354	$ 1,433,206	$ 1,411,340	$ 1,338,460	$ 1,340,026	$ 1,328,716	$ 1,284,505	$ 1,296,294	$ 1,272,852	$ 1,257,952	$ 1,227,844	$ 1,208,226	$ 1,191,967	$ 1,094,081	$ 1,166,578	$ 1,150,020	$ 1,137,924	$ 1,068,084	$ 1,073,020	$ 1,044,870	$ 1,034,554	$ 960,940	$ 967,781	$ 1,085,381	$ 1,139,745	$ 1,099,455	$ 1,040,438	$ 1,110,578	$ 1,201,639	$ 1,196,753	$ 1,180,879	$ 1,139,030	$ 1,173,553	$ 1,152,856	$ 1,075,460	$ 1,100,587	$ 1,068,885	$ 1,062,033	$ 1,000,000